Investment in Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of Transferred Consideration
NIS in thousands
Consideration paid in cash	24,304
Payable in respect of shares	17,376
Deferred consideration in cash	9,862
Contingent consideration	18,668
Non-controlling interests	1,178

71,388

Schedule of Acquisition of Cash Flows
NIS in thousands
Consideration paid in cash	(24,304)
Less - acquired cash and cash equivalents	5,210
Total	(19,094)

Schedule of Amounts Recognized on Acquisition

NIS in thousands
Cash and cash equivalents	5,210
Restricted cash	586
Trade and other receivables	20,452
Deferred tax assets	1,056
Inventory	22,788
Property, plant and equipment and right-of-use asset	6,267
Goodwill	329
Short term loans	(699)
Current maturities	(93)
Trade and other payable	(50,670)
Financial liabilities	(3,583)
Loan from non-controlling interest	(5,119)
Liabilities in respect of employee benefits	(383)
Lease liability	(2,650)
Total identifiable net assets	(6,509)

Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Schedule of Transferred Consideration

NIS in thousands

Issuance of 1,788,962 ordinary shares of the Company (A)	6,904
Rights to agricultural produce	10,200
Shareholder’s loan	(600)
Non-controlling interests	15,655
32,159

(A)	The fair value of the ordinary shares which were issued as part of the consideration of the business combination was determined based on the closing price of the Company’s stock on the Tel Aviv Stock Exchange on July 1, 2020.

Schedule of Acquisition of Cash Flows
NIS in thousands
Consideration paid in cash	-
Less - acquired cash and cash equivalents	387
Total	387

Schedule of Amounts Recognized on Acquisition

NIS in thousands
Cash and cash equivalents	387
Trade and other receivables	1,790
Rights to agricultural produce	10,200
Inventory	237
Property, plant and equipment and right-of-use asset	3,204
Financial liabilities	(2,462)
Loan from non-controlling interest	(1,296)
Lease liability	(2,039)
Total identifiable net assets	10,021

22,138